Principal Accounting Policies - Summary of Restatements to Consolidated Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gain on disposal of available-for-sale debt investments	[1]			¥ 573,860
Withholding tax payable for disposal of available-for-sale debt investments		¥ (240,396)		96,606
Net cash used in continuing operating activities		¥ (312,411)	¥ (142,822)	(103,295)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gain on disposal of available-for-sale debt investments				477,254
Net cash used in continuing operating activities				(103,295)
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gain on disposal of available-for-sale debt investments				96,606
Withholding tax payable for disposal of available-for-sale debt investments				¥ 96,606

[1]	The gain on disposal of available-for-sale debt investments, income before tax from continuing operations and the income tax expense for the year ended December 31, 2020 have been restated. Refer to Note 2(b) for further information.